Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
March 31, 2024
MHT-NPRT3-0524
1.951036.111
Common Stocks - 98.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	745,700	26,378,916
Entertainment - 1.0%
The Walt Disney Co.	731,793	89,542,191
Universal Music Group NV	2,865,781	86,117,731
		175,659,922
Interactive Media & Services - 6.8%
Alphabet, Inc.:
Class A (b)	2,249,125	339,460,436
Class C (b)	2,047,460	311,746,260
Match Group, Inc. (b)	1,229,300	44,599,004
Meta Platforms, Inc. Class A	999,500	485,337,210
Reddit, Inc. Class B (f)	17,600	868,032
Snap, Inc. Class A (b)	4,544,998	52,176,577
		1,234,187,519
Media - 2.0%
Charter Communications, Inc. Class A (b)	29,300	8,515,459
Comcast Corp. Class A	6,865,742	297,629,916
Interpublic Group of Companies, Inc.	1,866,870	60,915,968
		367,061,343
TOTAL COMMUNICATION SERVICES		1,803,287,700
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 0.1%
Rivian Automotive, Inc. (b)	1,054,900	11,551,155
Broadline Retail - 0.1%
Amazon.com, Inc. (b)	120,700	21,771,866
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	54,937	199,304,844
Expedia Group, Inc. (b)	233,500	32,164,625
Marriott International, Inc. Class A	234,900	59,267,619
Starbucks Corp.	247,000	22,573,330
		313,310,418
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	41,163,465
Sony Group Corp. sponsored ADR (c)	172,000	14,747,280
Whirlpool Corp.	98,063	11,731,277
		67,642,022
Specialty Retail - 1.1%
JD Sports Fashion PLC	11,706,900	19,873,537
Lowe's Companies, Inc.	616,107	156,940,936
RH (b)	44,000	15,323,440
		192,137,913
Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA Series A	48,800	7,429,332
NIKE, Inc. Class B	163,300	15,346,934
		22,776,266
TOTAL CONSUMER DISCRETIONARY		629,189,640
CONSUMER STAPLES - 5.3%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	394,900	58,737,426
Keurig Dr. Pepper, Inc.	3,873,700	118,806,379
The Coca-Cola Co.	2,204,695	134,883,240
		312,427,045
Consumer Staples Distribution & Retail - 1.6%
Performance Food Group Co. (b)	515,900	38,506,776
Sysco Corp.	1,096,000	88,973,280
Target Corp.	358,300	63,494,343
U.S. Foods Holding Corp. (b)	595,600	32,144,532
Walmart, Inc.	1,206,900	72,619,173
		295,738,104
Household Products - 0.0%
Procter & Gamble Co.	9,300	1,508,925
Personal Care Products - 1.5%
Estee Lauder Companies, Inc. Class A	294,800	45,443,420
Haleon PLC ADR	14,139,136	120,041,265
Kenvue, Inc.	5,170,411	110,957,020
		276,441,705
Tobacco - 0.5%
Altria Group, Inc.	1,565,559	68,289,684
Philip Morris International, Inc.	146,900	13,458,978
		81,748,662
TOTAL CONSUMER STAPLES		967,864,441
ENERGY - 9.5%
Energy Equipment & Services - 0.1%
Tidewater, Inc. (b)	235,400	21,656,800
Oil, Gas & Consumable Fuels - 9.4%
Cameco Corp.	86,600	3,751,512
Exxon Mobil Corp.	9,489,143	1,103,017,982
Galp Energia SGPS SA Class B	82,400	1,362,268
Imperial Oil Ltd.	3,121,200	215,284,571
Kosmos Energy Ltd. (b)	11,473,155	68,380,004
MEG Energy Corp. (b)	2,658,500	61,038,241
Pioneer Natural Resources Co.	320,800	84,210,000
Shell PLC ADR	2,425,700	162,618,928
		1,699,663,506
TOTAL ENERGY		1,721,320,306
FINANCIALS - 17.3%
Banks - 12.0%
Bank of America Corp.	12,833,294	486,638,508
JPMorgan Chase & Co.	1,122,771	224,891,031
M&T Bank Corp.	456,820	66,439,901
PNC Financial Services Group, Inc.	1,135,421	183,484,034
U.S. Bancorp	3,030,919	135,482,079
Wells Fargo & Co.	18,460,437	1,069,966,929
		2,166,902,482
Capital Markets - 2.1%
3i Group PLC	219,700	7,789,994
Charles Schwab Corp.	158,800	11,487,592
CME Group, Inc.	19,900	4,284,271
KKR & Co. LP	1,470,751	147,928,136
Moody's Corp.	22,100	8,685,963
Morgan Stanley	455,924	42,929,804
Northern Trust Corp.	1,595,046	141,831,490
Raymond James Financial, Inc.	155,703	19,995,379
		384,932,629
Financial Services - 3.0%
Edenred SA	925,000	49,357,927
Fidelity National Information Services, Inc.	563,100	41,770,758
Global Payments, Inc.	120,200	16,065,932
MasterCard, Inc. Class A	152,889	73,626,756
PayPal Holdings, Inc. (b)	373,900	25,047,561
Visa, Inc. Class A	1,188,493	331,684,626
		537,553,560
Insurance - 0.2%
Arthur J. Gallagher & Co.	28,100	7,026,124
Chubb Ltd.	140,597	36,432,901
		43,459,025
TOTAL FINANCIALS		3,132,847,696
HEALTH CARE - 12.0%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	169,950	25,399,028
Argenx SE ADR (b)	24,200	9,528,024
Insmed, Inc. (b)	755,029	20,483,937
Vaxcyte, Inc. (b)	432,100	29,516,751
Verve Therapeutics, Inc. (b)(c)	243,400	3,232,352
		88,160,092
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	107,100	12,172,986
Becton, Dickinson & Co.	144,706	35,807,500
Boston Scientific Corp. (b)	3,787,219	259,386,629
Galderma Group AG	264,600	18,586,694
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	772,502	15,450,040
		341,403,849
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	925,558	103,569,940
Centene Corp. (b)	111,200	8,726,976
Cigna Group	664,711	241,416,388
CVS Health Corp.	854,952	68,190,972
Guardant Health, Inc. (b)	390,000	8,045,700
Humana, Inc.	209,300	72,568,496
McKesson Corp.	323,921	173,896,989
UnitedHealth Group, Inc.	600,281	296,959,011
		973,374,472
Life Sciences Tools & Services - 0.4%
Danaher Corp.	283,300	70,745,676
Thermo Fisher Scientific, Inc.	13,200	7,671,972
		78,417,648
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	3,486,060	189,049,034
Eli Lilly & Co.	202,000	157,147,920
GSK PLC sponsored ADR	2,923,428	125,327,358
Johnson & Johnson	709,777	112,279,624
Sanofi SA sponsored ADR	176,400	8,573,040
UCB SA	852,400	105,203,583
		697,580,559
TOTAL HEALTH CARE		2,178,936,620
INDUSTRIALS - 15.6%
Aerospace & Defense - 4.0%
Airbus Group NV	546,200	100,625,775
Bombardier, Inc. Class B (sub. vtg.) (b)	526,900	22,619,494
General Dynamics Corp.	178,160	50,328,418
Huntington Ingalls Industries, Inc.	117,750	34,320,593
Rolls-Royce Holdings PLC (b)	1,982,900	10,668,728
Safran SA	121,500	27,516,313
Spirit AeroSystems Holdings, Inc. Class A (b)	1,229,400	44,344,458
Textron, Inc.	166,200	15,943,566
The Boeing Co. (b)	2,207,746	426,072,901
		732,440,246
Air Freight & Logistics - 1.6%
FedEx Corp.	317,747	92,064,016
United Parcel Service, Inc. Class B	1,357,656	201,788,411
		293,852,427
Building Products - 0.1%
Johnson Controls International PLC	201,700	13,175,044
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	1,176,300	22,079,151
GFL Environmental, Inc.	401,900	13,859,030
Veralto Corp.	101,866	9,031,440
		44,969,621
Electrical Equipment - 1.7%
Acuity Brands, Inc.	138,969	37,345,139
Hubbell, Inc. Class B	157,614	65,417,691
Regal Rexnord Corp.	302,800	54,534,280
Vertiv Holdings Co.	1,748,200	142,775,494
		300,072,604
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc. Class A	1,077,015	59,257,365
Industrial Conglomerates - 6.5%
3M Co.	147,273	15,621,247
General Electric Co.	6,576,706	1,154,409,204
		1,170,030,451
Machinery - 0.8%
Chart Industries, Inc. (b)	163,000	26,849,360
Cummins, Inc.	91,900	27,078,335
Fortive Corp.	420,200	36,145,604
Nordson Corp.	26,500	7,275,310
Otis Worldwide Corp.	238,884	23,714,015
Stanley Black & Decker, Inc.	145,300	14,229,229
Westinghouse Air Brake Tech Co.	103,585	15,090,263
		150,382,116
Passenger Airlines - 0.1%
Copa Holdings SA Class A	48,500	5,051,760
Ryanair Holdings PLC sponsored ADR	113,400	16,509,906
		21,561,666
Professional Services - 0.1%
Equifax, Inc.	52,400	14,018,048
Paycom Software, Inc.	42,000	8,358,420
		22,376,468
Trading Companies & Distributors - 0.1%
Beijer Ref AB (B Shares) (c)	563,299	8,367,390
Watsco, Inc.	31,600	13,650,252
		22,017,642
TOTAL INDUSTRIALS		2,830,135,650
INFORMATION TECHNOLOGY - 20.8%
IT Services - 0.3%
EPAM Systems, Inc. (b)	37,000	10,217,920
IBM Corp.	140,100	26,753,496
Snowflake, Inc. (b)	7,500	1,212,000
Twilio, Inc. Class A (b)	348,400	21,304,660
		59,488,076
Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	162,738	32,187,949
Applied Materials, Inc.	368,402	75,975,544
BE Semiconductor Industries NV	2,564	392,520
Broadcom, Inc.	66,500	88,139,765
Lam Research Corp.	70,200	68,204,214
Marvell Technology, Inc.	2,064,937	146,362,735
NVIDIA Corp.	627,100	566,622,476
Qualcomm, Inc.	336,931	57,042,418
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	440,000	59,862,000
Teradyne, Inc.	187,900	21,200,757
		1,115,990,378
Software - 11.8%
Adobe, Inc. (b)	291,700	147,191,820
Autodesk, Inc. (b)	180,728	47,065,186
DoubleVerify Holdings, Inc. (b)	224,600	7,896,936
Elastic NV (b)	379,100	38,000,984
Intuit, Inc.	98,500	64,025,000
Microsoft Corp.	3,356,805	1,412,274,995
Oracle Corp.	1,369,000	171,960,090
PTC, Inc. (b)	132,800	25,091,232
Sage Group PLC	981,300	15,673,822
Salesforce, Inc.	91,500	27,557,970
SAP SE sponsored ADR (c)	919,746	179,378,062
Workday, Inc. Class A (b)	42,900	11,700,975
		2,147,817,072
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	2,543,814	436,213,225
Samsung Electronics Co. Ltd.	271,740	16,267,516
		452,480,741
TOTAL INFORMATION TECHNOLOGY		3,775,776,267
MATERIALS - 2.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	137,200	33,239,444
DuPont de Nemours, Inc.	397,700	30,491,659
Sherwin-Williams Co.	29,100	10,107,303
		73,838,406
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	11,934,500	128,283,430
Freeport-McMoRan, Inc.	2,931,942	137,859,913
Ivanhoe Mines Ltd. (b)	4,330,200	51,659,985
		317,803,328
TOTAL MATERIALS		391,641,734
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	226,281	44,710,863
Crown Castle, Inc.	598,800	63,371,004
Equinix, Inc.	4,422	3,649,609
Simon Property Group, Inc.	353,300	55,287,917
		167,019,393
UTILITIES - 0.9%
Electric Utilities - 0.9%
Duke Energy Corp.	71,400	6,905,094
Entergy Corp.	110,700	11,698,776
Southern Co.	2,021,000	144,986,540
		163,590,410
Multi-Utilities - 0.0%
Sempra	68,760	4,939,031
TOTAL UTILITIES		168,529,441
TOTAL COMMON STOCKS (Cost $9,888,003,974)		17,766,548,888

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b) (Cost $16,528,301)	1,536,000	40,919,040

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	448,380,660	448,470,336
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	209,810,755	209,831,736
TOTAL MONEY MARKET FUNDS (Cost $658,302,072)		658,302,072

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $10,562,834,347)	18,465,770,000
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(338,833,831)
NET ASSETS - 100.0%	18,126,936,169

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,378,916 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $868,032 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	456,325,379	1,825,190,830	1,833,045,873	14,253,645	-	-	448,470,336	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	59,612,304	801,079,731	650,860,299	901,552	-	-	209,831,736	0.7%
Total	515,937,683	2,626,270,561	2,483,906,172	15,155,197	-	-	658,302,072

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.